Fair Value of Financial Instruments - Summary of Sensitivity Analyses Operations of Level 3 (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Interest rate risk [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	R$ (0.4)	R$ (1.9)
Impact, Stockholders' equity	(1.2)	(2.4)
Interest rate risk [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(9.3)	(47.0)
Impact, Stockholders' equity	(29.3)	(55.4)
Interest rate risk [Member] | Scenarios III [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(18.6)	(93.9)
Impact, Stockholders' equity	(57.8)	(114.5)
Shares [member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(63.4)	(146.6)
Shares [member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(126.8)	(293.2)
Nonlinear [Member] | Scenarios I [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	(48.2)	(9.2)
Nonlinear [Member] | Scenarios II [Member]
Disclosure of Fair Value Financial Sensitivity Analysis [Line Items]
Impact, Result	R$ (89.3)	R$ (11.9)